Long-Term Debt and Warrants - Summary of Convertible Notes and Company Warrants (Parenthetical) (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Debt Instrument [Line Items]
Principal amount	$ 17,819,220
Company Warrants [Member]
Debt Instrument [Line Items]
Principal amount	1,462,078
Original Warrants [Member]
Debt Instrument [Line Items]
Principal amount	6,005,975
JMCM Holdings LLC [Member]
Debt Instrument [Line Items]
Principal amount	9,691,730	[1]
JMCM Holdings LLC [Member] | Company Warrants [Member]
Debt Instrument [Line Items]
Principal amount	1,023,044
JMCM Holdings LLC [Member] | Original Warrants [Member]
Debt Instrument [Line Items]
Principal amount	6,005,975
SherpaVentures Fund II LP [Member]
Debt Instrument [Line Items]
Principal amount	5,127,490
SherpaVentures Fund II LP [Member] | Company Warrants [Member]
Debt Instrument [Line Items]
Principal amount	276,596
SherpaVentures Fund II LP [Member] | Original Warrants [Member]
Debt Instrument [Line Items]
Principal amount	0
Chris C. Kemp, Trustee of the Chirs Kemp Living Trust dated February 10, 2021 [Member]
Debt Instrument [Line Items]
Principal amount	2,000,000
Chris C. Kemp, Trustee of the Chirs Kemp Living Trust dated February 10, 2021 [Member] | Company Warrants [Member]
Debt Instrument [Line Items]
Principal amount	108,292
Chris C. Kemp, Trustee of the Chirs Kemp Living Trust dated February 10, 2021 [Member] | Original Warrants [Member]
Debt Instrument [Line Items]
Principal amount	0
Adam London [Member]
Debt Instrument [Line Items]
Principal amount	1,000,000
Adam London [Member] | Company Warrants [Member]
Debt Instrument [Line Items]
Principal amount	54,146
Adam London [Member] | Original Warrants [Member]
Debt Instrument [Line Items]
Principal amount	$ 0

[1]	Includes the Original Warrants, which are exercisable to purchase 1,500,000 shares of Class A Common Stock; JMCM Holdings LLC is the only holder of the Original Warrants.